iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited)
July 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  15 .4%
Axon Enterprise, Inc.
(a)
..................... 17,315 $ 5,194,673
Boeing Co. (The)
(a)
........................ 140,280 26,737,368
BWX Technologies, Inc. .................... 21,989 2,187,686
Curtiss-Wright Corp. ....................... 9,201 2,711,535
General Dynamics Corp. .................... 65,897 19,684,093
General Electric Co. ....................... 262,727 44,716,135
HEICO Corp. ........................... 10,631 2,565,686
HEICO Corp. , Class A ...................... 19,591 3,724,445
Howmet Aerospace, Inc. .................... 97,758 9,355,441
Huntington Ingalls Industries, Inc. .............. 9,531 2,668,489
L3Harris Technologies, Inc. .................. 45,686 10,365,697
Loar Holdings, Inc.
(a) (b)
...................... 2,504 156,500
Lockheed Martin Corp. ..................... 51,523 27,921,344
Northrop Grumman Corp. ................... 33,692 16,317,709
RTX Corp. ............................. 320,934 37,706,536
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 28,182 1,021,597
Textron, Inc. ............................ 45,878 4,262,066
TransDigm Group, Inc. ..................... 13,140 17,006,051
Woodward, Inc. .......................... 14,357 2,239,548
236,542,599
a
Air Freight & Logistics  —  3 .1%
CH Robinson Worldwide, Inc. ................ 27,673 2,464,281
Expeditors International of Washington, Inc. ....... 34,049 4,249,996
FedEx Corp. ............................ 54,624 16,510,104
GXO Logistics, Inc.
(a)
...................... 28,313 1,584,962
United Parcel Service, Inc. , Class B ............ 175,934 22,936,515
47,745,858
a
Building Products  —  5 .6%
A O Smith Corp. ......................... 28,986 2,464,969
AAON, Inc. ............................. 16,473 1,458,355
Advanced Drainage Systems, Inc. ............. 16,032 2,838,305
Allegion PLC ............................ 21,099 2,886,554
Armstrong World Industries, Inc. ............... 10,484 1,377,598
AZEK Co., Inc. (The) , Class A
(a)
............... 34,628 1,554,451
Builders FirstSource, Inc.
(a)
.................. 28,943 4,844,190
Carlisle Companies, Inc. .................... 11,486 4,807,810
Carrier Global Corp. ....................... 202,432 13,787,644
Fortune Brands Innovations, Inc. .............. 30,087 2,431,330
Hayward Holdings, Inc.
(a)
.................... 34,488 510,078
Johnson Controls International PLC ............ 164,291 11,753,378
Lennox International, Inc. ................... 7,731 4,511,039
Masco Corp. ............................ 53,090 4,133,056
Owens Corning .......................... 20,810 3,878,568
Simpson Manufacturing Co., Inc. .............. 10,226 1,964,312
Trane Technologies PLC .................... 54,631 18,262,051
Trex Co., Inc.
(a)
.......................... 26,142 2,186,255
85,649,943
a
Chemicals  —  3 .3%
Axalta Coating Systems Ltd.
(a)
................ 53,118 1,893,657
Dow, Inc. .............................. 169,795 9,248,734
DuPont de Nemours, Inc. ................... 100,893 8,444,744
PPG Industries, Inc. ....................... 56,380 7,159,132
RPM International, Inc. ..................... 30,656 3,723,478
Sherwin-Williams Co. (The) .................. 56,594 19,853,175
50,322,920
a
Commercial Services & Supplies  —  1 .8%
Cintas Corp. ............................ 20,862 15,937,316
MSA Safety, Inc. ......................... 8,924 1,683,512
Tetra Tech, Inc. .......................... 12,857 2,741,627
Security Shares Value
a
Commercial Services & Supplies (continued)
Veralto Corp. ............................ 59,584 $ 6,349,271
Vestis Corp. ............................ 31,711 411,292
27,123,018
a
Construction & Engineering  —  1 .8%
AECOM ............................... 32,744 2,966,934
API Group Corp.
(a)
........................ 54,852 2,078,342
Comfort Systems USA, Inc. .................. 8,478 2,818,257
EMCOR Group, Inc. ....................... 11,220 4,212,437
MasTec, Inc.
(a) (b)
.......................... 15,120 1,663,653
MDU Resources Group, Inc. ................. 49,433 1,331,725
Quanta Services, Inc.
(b)
..................... 35,039 9,298,650
Valmont Industries, Inc. ..................... 4,798 1,431,531
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 44,546 1,826,386
27,627,915
a
Construction Materials  —  2 .2%
CRH PLC .............................. 165,777 14,207,089
Eagle Materials, Inc. ....................... 8,222 2,238,850
Martin Marietta Materials, Inc. ................ 14,791 8,776,240
Vulcan Materials Co. ...................... 31,923 8,763,183
33,985,362
a
Consumer Finance  —  3 .5%
American Express Co. ..................... 137,030 34,674,071
Capital One Financial Corp. .................. 91,354 13,830,996
Synchrony Financial ....................... 96,729 4,912,866
53,417,933
a
Containers & Packaging  —  1 .8%
Amcor PLC ............................. 346,945 3,653,331
AptarGroup, Inc. ......................... 15,919 2,339,775
Ardagh Group SA ........................ 5,329 37,782
Ball Corp. .............................. 75,118 4,794,782
Berry Global Group, Inc. .................... 27,944 1,836,480
Crown Holdings, Inc. ...................... 28,195 2,500,896
Graphic Packaging Holding Co. ............... 73,349 2,207,805
Packaging Corp. of America ................. 21,391 4,275,419
Sealed Air Corp. ......................... 31,126 1,184,344
Silgan Holdings, Inc. ....................... 20,076 1,032,509
Smurfit WestRock PLC
(a)
.................... 62,204 2,789,227
Sonoco Products Co. ...................... 23,614 1,273,267
27,925,617
a
Diversified Consumer Services  —  0 .0%
ADT, Inc. .............................. 69,969 544,359
a
Electrical Equipment  —  5 .9%
Acuity Brands, Inc. ........................ 7,422 1,865,520
AMETEK, Inc. ........................... 55,700 9,662,836
Eaton Corp. PLC ......................... 96,353 29,367,431
Emerson Electric Co. ...................... 137,889 16,148,181
GE Vernova, Inc.
(a)
........................ 65,744 11,718,210
Generac Holdings, Inc.
(a)
.................... 14,196 2,210,033
Hubbell, Inc. ............................ 12,922 5,112,589
nVent Electric PLC ........................ 39,839 2,893,507
Regal Rexnord Corp. ...................... 16,014 2,573,129
Rockwell Automation, Inc. ................... 27,654 7,705,787
Sensata Technologies Holding PLC ............ 36,041 1,405,239
90,662,462
a
Electronic Equipment, Instruments & Components  —  1 .6%
Cognex Corp. ........................... 41,464 2,057,444
Crane NXT Co. .......................... 12,025 756,132
Keysight Technologies, Inc.
(a)
................. 42,033 5,866,546
Littelfuse, Inc. ........................... 5,927 1,583,161

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.
(a)
................. 11,316 $ 4,773,768
Trimble, Inc.
(a) (b)
.......................... 58,742 3,203,789
Vontier Corp. ............................ 37,246 1,461,160
Zebra Technologies Corp. , Class A
(a)
............ 12,337 4,332,631
24,034,631
a
Financial Services  —  17 .7%
Affirm Holdings, Inc. , Class A
(a)
................ 54,940 1,554,252
Block, Inc. , Class A
(a)
...................... 134,015 8,292,848
Corpay, Inc.
(a)
........................... 16,691 4,870,768
Euronet Worldwide, Inc.
(a)
................... 10,423 1,063,042
Fidelity National Information Services, Inc. ........ 135,620 10,419,684
Fiserv, Inc.
(a)
............................ 140,558 22,991,072
Global Payments, Inc. ..................... 61,403 6,241,001
Jack Henry & Associates, Inc. ................ 17,499 3,000,728
Mastercard, Inc. , Class A .................... 199,459 92,491,133
PayPal Holdings, Inc.
(a)
..................... 252,496 16,609,187
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 14,492 996,905
Visa, Inc. , Class A ........................ 380,289 101,031,379
Western Union Co. (The) ................... 65,991 784,633
WEX, Inc.
(a)
............................. 10,062 1,845,874
272,192,506
a
Ground Transportation  —  5 .9%
CSX Corp. ............................. 471,516 16,550,212
JB Hunt Transport Services, Inc. .............. 20,027 3,467,675
Knight-Swift Transportation Holdings, Inc. , Class A .. 37,742 2,054,297
Landstar System, Inc. ...................... 8,586 1,633,486
Norfolk Southern Corp. ..................... 54,536 13,610,004
Old Dominion Freight Line, Inc. ............... 47,388 9,960,010
Ryder System, Inc. ........................ 10,390 1,456,262
Saia, Inc.
(a)
............................. 6,394 2,671,733
Schneider National, Inc. , Class B .............. 11,319 304,594
Union Pacific Corp. ....................... 147,246 36,330,006
XPO, Inc.
(a)
............................. 27,573 3,167,862
91,206,141
a
Household Durables  —  0 .4%
Mohawk Industries, Inc.
(a)
................... 12,798 2,061,374
TopBuild Corp.
(a)
......................... 7,654 3,662,745
5,724,119
a
Industrial Conglomerates  —  3 .2%
3M Co. ................................ 133,361 17,010,196
Honeywell International, Inc. ................. 157,276 32,202,261
49,212,457
a
IT Services  —  3 .2%
Accenture PLC , Class A .................... 151,441 50,069,423
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 16,288 1,326,658
a
Life Sciences Tools & Services  —  0 .8%
Mettler-Toledo International, Inc.
(a)
............. 5,091 7,743,564
Waters Corp.
(a) (b)
......................... 14,214 4,779,884
12,523,448
a
Machinery  —  13 .8%
AGCO Corp. ............................ 15,011 1,417,339
Allison Transmission Holdings, Inc. ............. 21,083 1,867,743
Caterpillar, Inc. .......................... 118,007 40,854,023
CNH Industrial N.V. ....................... 210,575 2,242,624
Crane Co. .............................. 11,797 1,892,475
Cummins, Inc. ........................... 32,966 9,619,479
Deere & Co. ............................ 61,479 22,868,958
Security Shares Value
a
Machinery (continued)
Donaldson Co., Inc. ....................... 28,957 $ 2,166,563
Dover Corp. ............................ 33,076 6,094,584
Esab Corp. ............................. 13,644 1,386,230
Flowserve Corp. ......................... 31,670 1,600,919
Fortive Corp. ............................ 84,886 6,099,059
Gates Industrial Corp. PLC
(a)
................. 49,434 918,978
Graco, Inc. ............................. 40,341 3,431,002
IDEX Corp. ............................. 18,270 3,808,930
Illinois Tool Works, Inc. ..................... 71,462 17,671,123
Ingersoll Rand, Inc. ....................... 97,371 9,776,048
ITT, Inc. ............................... 19,875 2,811,517
Lincoln Electric Holdings, Inc. ................ 13,312 2,734,418
Middleby Corp. (The)
(a) (b)
.................... 12,844 1,741,390
Nordson Corp. ........................... 13,680 3,424,514
Oshkosh Corp. .......................... 15,734 1,709,499
Otis Worldwide Corp. ...................... 97,464 9,210,348
PACCAR, Inc. ........................... 124,099 12,243,607
Parker-Hannifin Corp. ...................... 30,864 17,319,642
Pentair PLC ............................ 39,818 3,498,808
Snap-on, Inc. ........................... 12,473 3,580,125
Stanley Black & Decker, Inc. ................. 37,075 3,915,862
Toro Co. (The) ........................... 25,188 2,411,247
Westinghouse Air Brake Technologies Corp. ....... 42,207 6,801,658
Xylem, Inc. ............................. 58,295 7,782,383
212,901,095
a
Marine Transportation  —  0 .1%
Kirby Corp.
(a)
............................ 13,988 1,718,845
a
Metals & Mining  —  0 .1%
ATI, Inc.
(a)
.............................. 29,761 2,015,117
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 15,541 1,525,505
a
Professional Services  —  4 .8%
Automatic Data Processing, Inc. ............... 99,209 26,054,268
Booz Allen Hamilton Holding Corp. , Class A ....... 30,882 4,425,699
Equifax, Inc. ............................ 29,643 8,281,365
FTI Consulting, Inc.
(a)
...................... 8,483 1,849,039
Genpact Ltd. ............................ 42,370 1,468,968
Jacobs Solutions, Inc. ...................... 30,076 4,401,623
ManpowerGroup, Inc. ...................... 11,523 882,431
Paychex, Inc. ........................... 77,584 9,932,304
Paylocity Holding Corp.
(a)
................... 10,569 1,586,090
Robert Half, Inc. ......................... 24,648 1,582,155
TransUnion ............................. 46,816 4,225,612
Verisk Analytics, Inc. ....................... 34,363 8,994,515
73,684,069
a
Semiconductors & Semiconductor Equipment  —  0 .1%
MKS Instruments, Inc. ..................... 16,120 2,029,508
a
Software  —  0 .7%
BILL Holdings, Inc.
(a) (b)
...................... 24,703 1,234,162
Fair Isaac Corp.
(a)
......................... 5,797 9,275,200
10,509,362
a
Trading Companies & Distributors  —  2 .8%
Air Lease Corp. , Class A .................... 25,153 1,248,092
Core & Main, Inc. , Class A
(a)
.................. 40,023 2,140,030
Ferguson PLC ........................... 48,802 10,865,765
MSC Industrial Direct Co., Inc. , Class A .......... 11,063 984,054
United Rentals, Inc. ....................... 16,034 12,139,341
Watsco, Inc. ............................ 8,348 4,086,263
WESCO International, Inc. ................... 10,526 1,841,524

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves,
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 10,505 $ 10,261,389
43,566,458
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,357,872,275 ) ............................... 1,535,787,328
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 10,311,104 10,315,228
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 2,402,870 2,402,870
a
Total Short-Term Securities — 0.8%
(Cost: $ 12,715,509 ) ................................. 12,718,098
Total Investments — 100.6%
(Cost: $ 1,370,587,784 ) ............................... 1,548,505,426
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (9,667,245)
Net Assets — 100.0% ................................. $ 1,538,838,181
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 8,258,779  $ 2,053,935
(a)
$ —  $ 1,672  $ 842  $ 10,315,228  10,311,104  $ 6,496
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,124,293  278,577
(a)
—  —  —  2,402,870  2,402,870  31,547  —
$ 1,672  $ 842
$ 12,718,098
$ 38,043  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 22 09/20/24 $ 2,855 $ 111,213

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
U.S. Industrials ETF
4
volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,535,749,546  $ 37,782  $ —  $ 1,535,787,328
Short-Term Securities
Money Market Funds ...................................... 12,718,098  —  —  12,718,098
$ 1,548,467,644  $ 37,782  $ —  $ 1,548,505,426
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 111,213  $ —  $ —  $ 111,213
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)